AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2%
	Australia - 0.4%
3,573	Computershare Ltd.	$ 59,899
4,480	Sonic Healthcare Ltd.	99,865
		159,764
	Bermuda - 0.6%
3,751	Arch Capital Group Ltd.(a)	241,377

	Canada - 0.9%
325	Fairfax Financial Holdings Ltd.	215,172
1,635	Nutrien Ltd.	135,349
		350,521
	Cayman Islands - 0.2%
12,500	Wharf Real Estate Investment Company Ltd.	71,424

	Denmark - 0.3%
58	AP Moller - Maersk A/S - Series B	125,581

	Finland - 0.2%
19,314	Nokia OYJ	91,363

	France - 3.7%
7,655	AXA S.A.	238,121
439	Capgemini S.E.	82,990
6,706	Carrefour S.A.	127,355
7,700	Engie S.A.	108,984
1,430	Publicis Groupe S.A.	100,639
4,057	Sanofi	395,469
4,611	TotalEnergies SE	285,612
766	Worldline S.A.(a)	34,590
		1,373,760
	Germany - 2.5%
6,218	Bayer A.G.	385,287
12,458	Deutsche Telekom A.G.	276,950
3,837	Mercedes-Benz Group A.G.	284,261
		946,498

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	Guernsey - 1.1%
4,631	Amdocs Ltd.	$ 425,728

	Ireland - 1.3%
26,600	Bank of Ireland Group plc	282,974
5,000	Smurfit Kappa Group plc	208,881
		491,855
	Israel - 1.1%
3,396	Check Point Software Technologies Ltd.(a)	431,971

	Italy - 2.0%
14,893	Eni SpA	228,859
4,252	Prysmian SpA	172,872
18,639	UniCredit SpA	362,365
		764,096
	Japan - 10.0%
3,916	Canon, Inc.	87,054
600	Daito Trust Construction Company Ltd.	59,106
15,300	Isuzu Motors Ltd.	192,223
10,300	Japan Tobacco, Inc.	210,135
2,600	Kyocera Corporation	133,978
8,172	Marubeni Corporation	99,624
3,076	Mitsubishi Corporation	102,488
3,850	Mitsubishi Heavy Industries Ltd.	150,287
49,748	Mitsubishi UFJ Financial Group, Inc.	364,189
3,718	Mitsui & Company Ltd.	109,136
4,800	Mitsui OSK Lines Ltd.	118,213
18,200	Mizuho Financial Group, Inc.	283,549
9,800	Nippon Steel Corporation	202,946
5,297	Nippon Yusen KK	125,162
2,000	Nitto Denko Corporation	128,479
4,384	NTT Data Corporation	67,476
4,900	Olympus Corporation	91,439
8,700	Renesas Electronics Corporation(a)	88,880
1,000	Rohm Company Ltd.	79,377

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	Japan - 10.0% (Continued)
10,600	Sekisui House Ltd.	$ 199,639
3,700	Sompo Holdings, Inc.	158,789
6,207	Sumitomo Corporation	110,797
11,000	Takeda Pharmaceutical Company Ltd.	345,710
4,075	TDK Corporation	144,195
4,600	Tokyo Gas Company Ltd.	96,109
		3,748,980
	Jersey - 0.6%
31,498	Glencore plc	210,152

	Netherlands - 2.2%
17,000	ABN AMRO Bank N.V. - ADR	281,085
4,147	Koninklijke Ahold Delhaize N.V.	123,454
2,183	LyondellBasell Industries N.V., Class A	211,074
15,964	Stellantis N.V.	249,483
		865,096
	Spain - 1.2%
57,603	CaixaBank S.A.	254,671
5,757	Industria de Diseno Textil S.A.	179,112
		433,783
	United Kingdom - 4.8%
14,927	BAE Systems plc	157,669
5,414	British American Tobacco plc	206,638
121,554	BT Group PLC	186,791
5,028	Compass Group plc	119,694
7,513	Imperial Brands plc	188,112
74,458	NatWest Group plc	282,719
1,835	Reckitt Benckiser Group plc	130,529
7,496	Sage Group plc (The)	71,785
10,638	Shell plc	311,339
5,130	SSE plc	108,999
		1,764,275
	United States - 66.1%
7,457	Albertsons Companies, Inc., Class A	158,088

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	United States - 66.1% (Continued)
7,011	Altria Group, Inc.	$ 315,775
1,415	AmerisourceBergen Corporation	239,078
7,439	Annaly Capital Management, Inc.	174,593
6,649	Antero Resources Corporation(a)	191,757
3,781	Aramark	168,368
3,244	Archer-Daniels-Midland Company	268,765
1,480	Aspen Technology, Inc.(a)	294,150
24,517	AT&T, Inc.	499,411
354	AutoZone, Inc.(a)	863,354
1,011	Avis Budget Group, Inc.(a)	202,240
2,003	Berkshire Hathaway, Inc., Class B(a)	623,975
4,273	Builders FirstSource, Inc.(a)	340,558
2,518	Cadence Design Systems, Inc.(a)	460,366
2,729	Centene Corporation(a)	208,059
1,622	CF Industries Holdings, Inc.	137,383
831	Cigna Corporation	263,153
4,271	Comerica, Inc.	313,107
2,976	CVS Health Corporation	262,543
1,051	Darden Restaurants, Inc.	155,516
3,498	Darling Ingredients, Inc.(a)	231,882
16,331	Dell Technologies, Inc., Class C	663,365
3,319	Discover Financial Services	387,427
4,350	East West Bancorp, Inc.	341,562
4,540	Exelon Corporation	191,543
5,068	Exxon Mobil Corporation	587,939
1,480	Fidelity National Information Services, Inc.	111,059
820	FleetCor Technologies, Inc.(a)	171,224
15,484	Fox Corporation, Class A	525,527
18,310	Gen Digital, Inc.	421,313
6,036	Gilead Sciences, Inc.	506,662
1,052	HCA Healthcare, Inc.	268,334
2,746	Henry Schein, Inc.(a)	236,568
45,753	Hewlett Packard Enterprise Company	737,997
7,600	Host Hotels & Resorts, Inc.	143,260

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	United States - 66.1% (Continued)
22,932	HP, Inc.	$ 668,238
3,732	International Business Machines Corporation	502,813
18,362	Interpublic Group of Companies, Inc. (The)	669,478
2,714	Iron Mountain, Inc.	148,130
9,365	Jabil, Inc.	736,371
6,541	Kroger Company (The)	291,925
1,424	Lamar Advertising Company, Class A	151,713
2,290	Marathon Petroleum Corporation	294,311
1,083	Marriott International, Inc., Class A	188,637
1,067	McKesson Corporation	404,052
5,545	Merck & Company, Inc.	595,588
3,049	Moderna, Inc.(a)	536,807
546	Molina Healthcare, Inc.(a)	170,259
3,628	NRG Energy, Inc.	124,150
7,518	Omnicom Group, Inc.	646,473
8,892	ON Semiconductor Corporation(a)	653,117
3,197	Owens Corning	308,990
2,310	PACCAR, Inc.	252,506
1,397	Paychex, Inc.	161,856
6,287	PPL Corporation	186,095
6,748	PulteGroup, Inc.	383,894
1,491	Quest Diagnostics, Inc.	221,384
15,438	Regions Financial Corporation	363,410
1,264	Reinsurance Group of America, Inc.	191,837
475	Reliance Steel & Aluminum Company	108,039
899	Snap-on, Inc.	223,609
1,141	Steel Dynamics, Inc.	137,650
1,302	Synopsys, Inc.(a)	460,582
1,989	Toro Company (The)	221,813
1,792	Ulta Beauty, Inc.(a)	921,017
5,320	United Airlines Holdings, Inc.(a)	260,467
533	United Rentals, Inc.(a)	235,026
2,103	Valero Energy Corporation	294,483
4,301	VICI Properties, Inc.	147,008

AFFINITY WORLD LEADERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	United States - 66.1% (Continued)
6,761	Vistra Corporation	$ 155,909
3,531	VMware, Inc., Class A(a)	432,442
700	Watsco, Inc.	201,159
394	WW Grainger, Inc.	232,255
6,117	Zions Bancorp NA	325,180
		24,874,574

	TOTAL COMMON STOCKS (Cost $32,411,181)	37,370,798

	TOTAL INVESTMENTS - 99.2% (Cost $32,411,181)	$ 37,370,798
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%	314,287
	NET ASSETS - 100.0%	$ 37,685,085

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
S.A.	- Société Anonyme

(a)	Non-income producing security.